LONG-TERM DEBT AND FINANCING - Repayments (Details) $ in Thousands	Mar. 31, 2021 CAD ($)
Borrowings:
Future annual minimum repayments	$ 655,740
DIP Facility
Borrowings:
Future annual minimum repayments	126,735	[1]
Less: Debt issue costs (a)	(6,312)	[1]
Filter Group financing
Borrowings:
Future annual minimum repayments	4,617	[2]
Credit facility
Borrowings:
Future annual minimum repayments	227,189	[3]
10.25 % term loan
Borrowings:
Future annual minimum repayments	289,904	[4]
7.0% $13M subordinated notes
Borrowings:
Future annual minimum repayments	13,607	[5]
Not later than one year
Borrowings:
Future annual minimum repayments	654,180
Not later than one year | DIP Facility
Borrowings:
Future annual minimum repayments	126,735	[1]
Less: Debt issue costs (a)	(6,312)	[1]
Not later than one year | Filter Group financing
Borrowings:
Future annual minimum repayments	3,057	[2]
Not later than one year | Credit facility
Borrowings:
Future annual minimum repayments	227,189	[3]
Not later than one year | 10.25 % term loan
Borrowings:
Future annual minimum repayments	289,904	[4]
Not later than one year | 7.0% $13M subordinated notes
Borrowings:
Future annual minimum repayments	13,607	[5]
1-3 years
Borrowings:
Future annual minimum repayments	1,560
1-3 years | Filter Group financing
Borrowings:
Future annual minimum repayments	$ 1,560	[2]

[1]	As discussed in Note 1, the Company filed and received the Court Order under the CCAA on March 9, 2021. In conjunction with the CCAA filing, the Company entered into the DIP Facility for US$125 million. Just Energy Ontario L.P., Just Energy Group Inc. and Just Energy (U.S.) Corp. are the borrowers under the DIP Facility and are supported by guarantees of certain subsidiaries and affiliates and secured by a super-priority charge against and attaching to the property that secures the obligations arising under the $335 million Credit Facility, created by the Court Order. The DIP Facility has an interest rate of 13%, paid quarterly in arrears. The DIP Facility terminates at the earlier of: (a) December 31, 2021, (b) the implementation date of the CCAA plan, (c) the lifting of the stay in the CCAA proceedings or (d) the termination of the CCAA proceedings. On March 9, 2021, the Company borrowed US$100 million and borrowed the remaining US$25 million on April 6, 2021. For consideration for making the DIP Facility available, the Company paid a 1% origination fee and a 1% commitment fee.
[2]	Filter Group has a $5.5 million outstanding loan payable to Home Trust Company (“HTC”). The loan is a result of factoring receivables to finance the cost of rental equipment over a period of three to five years with HTC and bears interest at 8.99% per annum. Principal and interest are payable monthly. Filter Group did not file under the CCAA and accordingly, the stay does not apply to Filter Group and any amounts outstanding under the loan payable to Home Trust Company.
[3]	On March 18, 2021, Just Energy Ontario L.P, Just Energy (U.S.) Corp. and Just Energy Group Inc. entered into an Accommodation and Support Agreement (the “Lender Support Agreement”) with the lenders under the $335 million Credit Facility. Under the Lender Support Agreement, the lenders agreed to allow issuance or renewals of Letters of Credit under the $335 million Credit Facility during the pendency of the CCAA proceedings within certain restrictions. In return, the Company has agreed to continue paying interest and fees at the non-default rate on the outstanding advances and Letters of Credit under the $335 million Credit Facility. The amount of Letters of Credit that may be issued is limited to the greater of $46.1 million (excluding the Letters of Credit guaranteed by Export Development Canada under its Account Performance Security Guarantee Program), plus any amount the Company has repaid; and $125 million.As part of the September Recapitalization, Just Energy extended the $335 million Credit Facility to December 2023, which was previously scheduled to mature in December 2020. Certain principal amounts outstanding under the letter of credit facility is guaranteed by Export Development Canada under its Account Performance Security Guarantee Program. Just Energy’s obligations under the $335 million Credit Facility are supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily the Filter Group. Just Energy has also entered into an inter-creditor agreement in which certain commodity and hedge providers are also secured by the same collateral. As a result of the CCAA filing, the borrowers are in default under the Credit Facility. However, any potential actions by the lenders have been stayed pursuant to the Court Order. In addition, pursuant to the Lender Support Agreement, the lenders have agreed to continue to provide access to the issuance of Letters of Credit. As at March 31, 2021, the Company had Letter of Credit capacity of $4.5 million available.The outstanding Advances are all Prime rate advances at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus 4.25% and letters of credit are at a rate of 5.25%. As at March 31, 2021, the Canadian prime rate was 2.45% and the U.S. prime rate was 3.25%. As at March 31, 2021, $227.2 million has been drawn against the facility, $41.7 of letters of credit outstanding has been issued under the Canadian and U.S. facilities and $57.7 of Letters of Credit are outstanding under the LC Facility. As a result of the CCAA filing, the Credit Facility has been reclassified to short-term reflecting the potential acceleration of the debt allowed under the Credit Facility. Additionally, all deferred debt issue costs have been accelerated in the period ended March 31, 2021 to reflect the current classification and presented in Reorganization costs in the Consolidated Statements of Loss.
[4]	As part of the September Recapitalization, Just Energy issued a US$205.9 million principal note (the “10.25% Term Loan”) maturing on March 31, 2024. The note bears interest at 10.25%. The balance at March 31, 2021 includes an accrual of $13.9 million for interest payable on the notes. As a result of the CCAA filing, the Company is in default under the 10.25% Term Loan, as described below. However, any potential actions by the lenders under the 10.25% Term Loan have been stayed pursuant to the Court Order, and the Company is not issuing additional notes equal to the capitalized interest. As a result, the prepayment fee has been accelerated and accrued and is presented in the Reorganization cost on the Consolidated Statement of Loss.
[5]	As part of the September Recapitalization, Just Energy issued $15 million principal amount of 7.0% subordinated notes (“7.0% Subordinated Notes”) to holders of the subordinated convertible debentures, which has a six-year maturity. The 7.0% Subordinated Notes bear an annual interest rate of 7.0% payable in-kind. The balance at March 31, 2021 includes an accrual of $0.4 million for capitalized interest payable on the notes. The 7.0% Subordinated Notes had a principal amount of $15 million as at September 28, 2020, which was reduced to $13.2 million through a tender offer for no consideration on October 19, 2020. As a result of the CCAA filing, the Company is in default under the 7.0% Subordinated Notes’ Trust Indenture agreement. However, any potential actions by the lenders under the 7.0% Subordinated Notes have been stayed pursuant to the Court Order and the Company is not issuing additional notes equal to the capitalized interest. Given this acceleration option, the 7.0% Subordinated Notes have been classified as current. Additionally, all deferred debt issue costs have been accelerated to the period ended March 31, 2021 to reflect the current classification and presented in Reorganization costs in the Consolidated Statements of Loss.